Land Use Right, Net - Summary of Land Use Right (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Land Use Right [Abstract]
Land use right	¥ 13,655
Less: Accumulated amortization	(91)
Land use right, net	¥ 13,564	$ 2,079